Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
Jul. 29, 2011
Subsequent Events [Abstract]
Number of additional outstanding shares purchased (in shares)	102
Percentage of additional outstanding shares purchased (in hundredths)	7.90%
Purchase amount of additional outstanding shares purchased	$ 105.1
Total ownership stake after additional outstanding shares were purchased	18.30%
Dividend declaration date	Aug. 22, 2011
Cash dividend amount per share (in dollars per share)	$ 0.175
Declared dividend payment date	Sep. 19, 2011
Declared dividend date of record	Sep. 05, 2011
Agreed amount to sell the drilling segment purchased from LeTourneau	$ 375
Maximum number of days to close the transaction after purchase agreement	60D